Loan Payable (Tables)	12 Months Ended
Dec. 31, 2025
Loan Payable [Abstract]
Schedule of Loan Payable	As of December 31, 2025 and 2024, loan payable consisted of the following.
	2025	2024

Current	$2,645,465	$479,498
Non-current	-	2,054,992
Total	$2,645,465	$2,534,490